Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (1)	COMPENSATION ACTUALLY PAID TO PEO (2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS (3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS (4)	Value of initial fixed $100 investment based on:		NET INCOME (millions)	DILUTED EARNINGS PER SHARE(7)
					TOTAL SHAREHOLDER RETURN ("TSR") (5)	PEER GROUP TSR (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(j)
2022	$16,769,587	$16,636,811	$9,976,051	$10,064,267	$240.46	$162.76	$717.8	$36.91
2021	7,586,473	15,210,568	3,778,285	7,246,375	250.01	168.73	541.4	26.22
2020	3,241,853	3,391,481	1,309,793	1,334,943	105.74	127.76	76.1	3.68

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Daniel L. Jones, our Chairman, President and Chief Executive Officer for each corresponding year in the "Total" column of the Summary Compensation Table.The dollar amounts reported in column (d) are the amounts of total compensation reported for Bret J. Eckert, our Executive Vice President and Chief Financial Officer for each corresponding year in the "Total" column of the Summary Compensation Table.
Peer Group Issuers, Footnote [Text Block]	Cumulative TSR of the peer group is calculated using the same formula as the Company TSR, with the index weighted for market capitalization. The peer group is self-determined and consists of the following companies: Belden Inc., Patrick Industries, Inc., Apogee Enterprises, Inc., Gibraltar Industries, Inc., Atkore Inc., Nexans S.A., and Prysmian S.P.A.
PEO Total Compensation Amount	$ 16,769,587	$ 7,586,473	$ 3,241,853
PEO Actually Paid Compensation Amount	$ 16,636,811	15,210,568	3,391,481
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Jones, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jones during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jones's total compensation for each year to determine the compensation actually paid:

YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR PEO	REPORTED VALUE OF EQUITY AWARDS(a)	EQUITY AWARD ADJUSTMENTS(b)	COMPENSATION ACTUALLY PAID TO PEO
	($)	($)	($)	($)
2022	$16,769,587	$(9,651,750)	$9,518,974	$16,636,811
2021	7,586,473	(3,055,500)	10,679,595	15,210,568
2020	3,241,853	(883,500)	1,033,128	3,391,481
a.The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.
b.The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

YEAR	YEAR END FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	TOTAL EQUITY AWARD ADJUSTMENTS
	($)	($)	($)	($)	($)	($)	($)
2022	$10,317,000	$(271,550)	$—	$(526,476)	$—	$—	$9,518,974
2021	7,155,000	3,509,550	—	15,045	—	—	10,679,595
2020	908,550	88,830	—	35,748	—	—	1,033,128

Non-PEO NEO Average Total Compensation Amount	$ 9,976,051	3,778,285	1,309,793
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,064,267	7,246,375	1,334,943
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Eckert, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Eckert during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Eckert's total compensation for each year to determine the compensation actually paid:

YEAR	AVERAGE REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs	AVERAGE REPORTED VALUE OF EQUITY AWARDS	AVERAGE EQUITY AWARD ADJUSTMENTS(a)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs
	($)	($)	($)	($)
2022	$9,976,051	$(6,434,500)	$6,522,716	$10,064,267
2021	3,778,285	(1,527,750)	4,995,840	7,246,375
2020	1,309,793	(294,500)	319,650	1,334,943
a.The average reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.
b.The amounts deducted or added in calculating the total average equity award adjustments are as follows:

YEAR	YEAR END FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEAR	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	TOTAL EQUITY AWARD ADJUSTMENTS
	($)	($)	($)	($)	($)	($)	($)
2022	$6,878,000	$(153,275)	$—	$(202,009)	$—	$—	$6,522,716
2021	3,577,500	1,320,480	—	97,860	—	—	4,995,840
2020	302,850	50,720	—	(33,920)	—	—	319,650

Total Shareholder Return Amount	$ 240.46	250.01	105.74
Peer Group Total Shareholder Return Amount	162.76	168.73	127.76
Net Income (Loss)	$ 717,800,000	$ 541,400,000	$ 76,100,000
Company Selected Measure Amount | $ / shares	36.91	26.22	3.68
PEO Name	Daniel L. Jones
Additional 402(v) Disclosure [Text Block]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our Company's share price at the end and the beginning of the measurement period by our Company's share price at the beginning of the measurement period, and multiplying it by and adding it to the initial $100 investment.List of Encore Wire's most important metrics that link Compensation Actually Paid to the PEO and other NEOs. We consider Total Shareholder Return, Net Income and Diluted Earnings Per Share to be Encore Wire's most important metrics that link compensation paid to our Named Executive Officers, as they are the key metrics that determine the payout of Encore Wire's Annual Incentive Plan and Performance Stock Units.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Diluted Earnings Per Share
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,651,750)	$ (3,055,500)	$ (883,500)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,518,974	10,679,595	1,033,128
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	10,317,000	7,155,000	908,550
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(271,550)	3,509,550	88,830
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(526,476)	15,045	35,748
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,434,500)	(1,527,750)	(294,500)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,522,716	4,995,840	319,650
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	6,878,000	3,577,500	302,850
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(153,275)	1,320,480	50,720
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(202,009)	97,860	(33,920)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0